LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

14. LEASES

As of December 31, 2022, the Group has operating leases recorded on its consolidated balance sheet for certain office spaces that expire on various dates through 2024. The Group does not plan to cancel the existing lease agreements for its existing office spaces prior to their respective expiration dates. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all executed with third parties. All of the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2022 is as follows:

As of December 31,
2022
US$
Assets
Operating lease right-of-use assets	191,877
Liabilities
Current portion of operating lease liabilities	151,983
Operating lease liabilities	53,834
Weighted average remaining lease term (years)	1.3
Weighted average discount rate	4.6%

Information related to operating lease activity during the year ended December 31, 2022 is as follows:

For the Year Ended
December 31, 2022
US$
Operating lease rental expense
Amortization of right-of-use assets	283,276
Expense for short-term leases within 12 months	34,729
Interest of lease liabilities	20,259
338,264

Future annual minimum lease under non-cancelable operating leases with initial terms in excess of one year as of December 31, 2021 under ASC 840, Leases, were as follows:

As of December 31,
2021
US$
For the years ending:
2022	412,754
2023	255,309
2024	70,367
Total	738,430

Maturities of lease liabilities were as follows:

As of December 31,
2022
US$
2023	157,603
2024	54,823
Total undiscounted lease payments	212,426
Less: imputed interest	(6,609)
Total lease liabilities	205,817